Leases	12 Months Ended
Dec. 31, 2013
Leases [Abstract]
Leases of Lessee Disclosure [Text Block]
(7)	Leases

On August 6, 2004, the Company assumed a noncancelable operating lease for office space and laboratory facilities. Under the lease the Company pays a pro-rata share of property taxes, insurance, and common area maintenance. On June 21, 2011, the Company agreed to extend the lease through November 30, 2014 and has the option to renew for an additional two years.

Future minimum lease payments under the noncancelable operating lease as of December 31, 2013 are:

Operating
leases
Year ending December 31:
2014	$247,841
Total minimum lease payments	$247,841

The Company’s rent expense was $356,000 and $348,000 for the years ended December 31, 2013 and 2012.